Segment information	12 Months Ended
Dec. 31, 2021
Segment information

30. Segment information

In reviewing the operational performance of the Group and allocating resources, the Chief Operating Decision Maker of the Group (“CODM”), who is the Group’s Chief Executive Officer (“CEO”), reviews the consolidated statement of profit or loss and comprehensive income or loss.

The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation, and evaluating performance. The CODM reviews relevant financial data on a combined basis for all subsidiaries.

The Group’s income, results, and assets for this one reportable segment can be determined by reference to the consolidated statement of profit or loss and other comprehensive income or loss, as well as the consolidated statements of financial position.

a) Information about products and services

The information about products and services are disclosed in note 6.

b) Information about geographical area

The table below shows the revenue and non-current assets per geographical area:

	Revenue (a)			Non-current assets (b)
	2021	2020	2019	2021	2020

Brazil	1,285,849	609,232	497,446	491,805	24,099
Mexico	29,546	1,409	14	8,235	1,418
Colombia	805	1	-	650	79
Cayman Islands	-	-	-	831	831
Germany	-	-	-	150	181
Argentina	-	-	-	73	112
United States	2,845	-	-	6,187	6,993
Total	1,319,045	610,642	497,460	507,931	33,713
(a)	Includes interest income (credit card and lending), interchange fees, recharge fees, rewards revenue, late fees and other fees and commission income.
(b)	Non-current assets are right-of-use assets, property, plant and equipment, intangible assets, and goodwill.

The Group had no single customer that represented 10% or more of the Group's revenues in the years ended December 31, 2021, 2020 and 2019.